UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21269

Wells Fargo Advantage Income Opportunities Fund

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: April 30, 2012

Date of reporting period: July 31, 2012

ITEM 1. PORTFOLIO OF INVESTMENTS

WELLS FARGO ADVANTAGE INCOME OPPORTUNITIES FUND	PORTFOLIO OF INVESTMENTS — July 31, 2012 (UNAUDITED)

Security Name			Shares	Value
Common Stocks : 0.12%

Consumer Discretionary : 0.00%

Hotels, Restaurants & Leisure : 0.00%
Trump Entertainment Resorts Incorporated †(i)			2,149	$8,596

Telecommunication Services : 0.12%

Diversified Telecommunication Services : 0.12%
Fairpoint Communications Incorporated †			134,375	821,032

Total Common Stocks (Cost $3,109,765)				829,628

	Interest Rate	Maturity Date	Principal
Corporate Bonds and Notes : 111.42%

Consumer Discretionary : 25.33%

Auto Components : 2.08%

Allison Transmission Incorporated 144A	7.13%	05/15/2019	$6,075,000	6,386,344
Cooper Tire & Rubber Company	7.63	03/15/2027	4,455,000	4,393,744
Cooper Tire & Rubber Company	8.00	12/15/2019	150,000	160,688
Goodyear Tire & Rubber Company	7.00	05/15/2022	700,000	714,875
United Rentals Financing Escrow Corporation 144A	5.75	07/15/2018	2,675,000	2,795,375

				14,451,026

Diversified Consumer Services : 2.89%

Carriage Services Incorporated	7.88	01/15/2015	4,055,000	4,095,550
Service Corporation International	6.75	04/01/2016	1,250,000	1,381,250
Service Corporation International	7.00	05/15/2019	1,125,000	1,223,438
Service Corporation International	7.50	04/01/2027	9,376,000	9,797,920
Service Corporation International	7.63	10/01/2018	1,000,000	1,160,000
Service Corporation International	8.00	11/15/2021	880,000	1,036,200
Service Corporation International	7.00	06/15/2017	1,250,000	1,421,875

				20,116,233

Hotels, Restaurants & Leisure : 7.71%

Ameristar Casinos Incorporated	7.50	04/15/2021	5,502,000	5,928,405
Burger King Corporation	9.88	10/15/2018	1,600,000	1,834,000
CCM Merger Incorporated 144A	9.13	05/01/2019	6,890,000	6,993,350
Chukchansi Economic Development Authority 144A ±	9.75	05/30/2020	2,399,000	1,775,260
CityCenter Holdings LLC	7.63	01/15/2016	350,000	368,813
CityCenter Holdings LLC 144A	7.63	01/15/2016	1,700,000	1,787,125
CityCenter Holdings LLC ¥	10.75	01/15/2017	3,471,305	3,657,888
Dineequity Incorporated	9.50	10/30/2018	8,475,000	9,364,875
Greektown Superholdings Incorporated Series A	13.00	07/01/2015	6,812,000	7,408,050
Greektown Superholdings Incorporated Series B	13.00	07/01/2015	1,475,000	1,604,063
NAI Entertainment Holdings LLC 144A	8.25	12/15/2017	3,510,000	3,904,875
Penn National Gaming Incorporated	8.75	08/15/2019	1,499,000	1,658,269
Ruby Tuesday Incorporated 144A	7.63	05/15/2020	3,700,000	3,325,375
Scientific Games Corporation	9.25	06/15/2019	1,130,000	1,245,825
Speedway Motorsports Incorporated	6.75	02/01/2019	450,000	473,625
Speedway Motorsports Incorporated	8.75	06/01/2016	2,075,000	2,251,375

				53,581,173

Household Durables : 0.15%
American Greetings Corporation	7.38	12/01/2021	950,000	1,007,000

1

PORTFOLIO OF INVESTMENTS — July 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE INCOME OPPORTUNITIES FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Media : 10.89%

Cablevision Systems Corporation	8.63%	09/15/2017	$2,975,000	$3,398,938
CCH II Capital Corporation	13.50	11/30/2016	12,981,015	14,376,474
CCO Holdings LLC	6.50	04/30/2021	1,525,000	1,650,813
CCO Holdings LLC	7.00	01/15/2019	2,075,000	2,277,313
CCO Holdings LLC	7.88	04/30/2018	300,000	327,375
CCO Holdings LLC	8.13	04/30/2020	746,000	842,980
Cinemark USA Incorporated	7.38	06/15/2021	1,525,000	1,692,750
Cinemark USA Incorporated	8.63	06/15/2019	1,100,000	1,226,500
CSC Holdings LLC	7.63	07/15/2018	650,000	736,125
CSC Holdings LLC	7.88	02/15/2018	1,650,000	1,885,125
CSC Holdings LLC	8.50	04/15/2014	200,000	220,500
DISH DBS Corporation	7.88	09/01/2019	2,260,000	2,627,250
EchoStar DBS Corporation	7.13	02/01/2016	1,160,000	1,280,350
EchoStar DBS Corporation	7.75	05/31/2015	650,000	727,188
Gray Television Incorporated	10.50	06/29/2015	9,133,000	9,680,980
Lamar Media Corporation	5.88	02/01/2022	1,175,000	1,239,625
Lamar Media Corporation	7.88	04/15/2018	3,925,000	4,356,750
Lamar Media Corporation Series C	9.75	04/01/2014	925,000	1,037,156
LIN Television Corporation	8.38	04/15/2018	3,475,000	3,605,313
Local TV Finance LLC 144A	9.25	06/15/2015	7,825,000	7,981,500
National CineMedia LLC 144A	6.00	04/15/2022	1,725,000	1,785,375
National CineMedia LLC	7.88	07/15/2021	1,150,000	1,239,125
Regal Cinemas Corporation	8.63	07/15/2019	5,500,000	6,146,250
Salem Communications Corporation	9.63	12/15/2016	4,573,000	5,064,598
Sirius XM Radio Incorporated 144A	9.75	09/01/2015	250,000	263,594

				7,669,947

Specialty Retail : 1.62%

Gap Incorporated	5.95	04/12/2021	1,175,000	1,242,121
Limited Brands Incorporated	6.63	04/01/2021	925,000	1,027,906
RadioShack Corporation	6.75	05/15/2019	3,925,000	2,512,000
Rent-A-Center Incorporated	6.63	11/15/2020	700,000	755,125
Toys “R” Us Property Company LLC	10.75	07/15/2017	1,225,000	1,353,625
Toys “R” Us Property Company LLC	8.50	12/01/2017	4,025,000	4,347,000

				11,237,777

Consumer Staples : 1.32%

Food Products : 1.32%

B&G Foods Incorporated	7.63	01/15/2018	405,000	437,400
Dole Food Company Incorporated	13.88	03/15/2014	3,075,000	3,474,750
Smithfield Foods Incorporated	10.00	07/15/2014	4,465,000	5,257,538

				9,169,688

Energy : 17.94%

Energy Equipment & Services : 6.74%

Bristow Group Incorporated	7.50	09/15/2017	3,210,000	3,330,375
Dresser Rand Group Incorporated	6.50	05/01/2021	1,825,000	1,916,250
Gulfmark Offshore Incorporated 144A	6.38	03/15/2022	3,475,000	3,553,188
Hornbeck Offshore Services Incorporated Series B 144A	5.88	04/01/2020	750,000	750,000
Hornbeck Offshore Services Incorporated Series B	8.00	09/01/2017	4,920,000	5,264,400
NGPL PipeCo LLC 144A	7.12	12/15/2017	625,000	642,188
NGPL PipeCo LLC 144A	7.77	12/15/2037	4,575,000	4,483,500
NGPL PipeCo LLC 144A	9.63	06/01/2019	4,250,000	4,621,875
Oil States International Incorporated	6.50	06/01/2019	3,354,000	3,530,085
PHI Incorporated	8.63	10/15/2018	5,725,000	5,911,063
Pride International Incorporated	8.50	06/15/2019	210,000	276,199
Rockies Express Pipeline LLC 144A	3.90	04/15/2015	3,475,000	3,388,125
Rockies Express Pipeline LLC 144A	5.63	04/15/2020	700,000	665,000

2

WELLS FARGO ADVANTAGE INCOME OPPORTUNITIES FUND	PORTFOLIO OF INVESTMENTS — July 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Energy Equipment & Services (continued)

Rockies Express Pipeline LLC 144A	6.88%	04/15/2040	$8,035,000	$7,251,588
Rockies Express Pipeline LLC 144A	7.50	07/15/2038	1,350,000	1,279,125

				46,862,961

Oil, Gas & Consumable Fuels : 11.20%

Coffeyville Resources Incorporated 144A	9.00	04/01/2015	1,947,000	2,068,688
Crestwood Midstream Partners LP	7.75	04/01/2019	1,350,000	1,370,250
Denbury Resources Incorporated	6.38	08/15/2021	700,000	750,750
Denbury Resources Incorporated	8.25	02/15/2020	2,975,000	3,346,875
El Paso Corporation	6.50	09/15/2020	1,155,000	1,295,863
El Paso Corporation	7.00	06/15/2017	2,938,000	3,367,280
El Paso Corporation	7.25	06/01/2018	3,149,000	3,633,467
El Paso Corporation	7.42	02/15/2037	1,820,000	1,952,787
El Paso Corporation	7.80	08/01/2031	3,050,000	3,551,127
Encore Acquisition Company	9.50	05/01/2016	700,000	766,500
Energy Transfer Equity LP	7.50	10/15/2020	5,950,000	6,797,875
Ferrellgas Finance Corporation	9.13	10/01/2017	4,925,000	5,269,750
Griffin Coal Mining Company Limited (s)	9.50	12/01/2016	652,804	554,067
Holly Corporation	9.88	06/15/2017	4,265,000	4,723,488
Inergy LP	6.88	08/01/2021	824,000	846,660
Inergy LP	7.00	10/01/2018	950,000	980,875
Petrohawk Energy Corporation	7.88	06/01/2015	2,045,000	2,126,800
Petrohawk Energy Corporation	10.50	08/01/2014	1,065,000	1,174,333
Pioneer Natural Resource Company	7.50	01/15/2020	3,170,000	3,941,955
Plains Exploration & Production Company	8.63	10/15/2019	6,380,000	7,177,500
Regency Energy Partners	6.88	12/01/2018	475,000	508,250
Sabine Pass LNG LP	7.25	11/30/2013	4,940,000	5,137,600
Sabine Pass LNG LP	7.50	11/30/2016	8,525,000	8,983,219
Ship Finance International Limited	8.50	12/15/2013	2,250,000	2,238,750
Suburban Propane Partners LP	7.38	03/15/2020	575,000	603,750
Susser Holdings LLC	8.50	05/15/2016	2,000,000	2,180,000
Tesoro Corporation	9.75	06/01/2019	2,185,000	2,479,975

				77,828,434

Financials : 26.68%

Capital Markets : 1.96%

E*TRADE Financial Corporation	12.50	11/30/2017	9,741,000	11,153,445
Oppenheimer Holdings Incorporated	8.75	04/15/2018	2,500,000	2,437,500

				13,590,945

Commercial Banks : 2.90%
CIT Group Incorporated 144A	4.75	02/15/2015	3,475,000	3,614,372
CIT Group Incorporated	5.00	05/15/2017	425,000	444,125
CIT Group Incorporated 144A	5.25	04/01/2014	7,275,000	7,584,188
CIT Group Incorporated	5.25	03/15/2018	875,000	926,406
CIT Group Incorporated 144A	5.50	02/15/2019	2,225,000	2,347,375
Emigrant Bancorp Incorporated 144A(i)	6.25	06/15/2014	5,725,000	5,262,620

				20,179,086

Consumer Finance : 14.49%

Ally Financial Incorporated	5.50	02/15/2017	1,325,000	1,380,673
Ally Financial Incorporated	6.75	12/01/2014	2,344,000	2,528,590
Ally Financial Incorporated	6.88	08/28/2012	2,862,000	2,867,724
Ally Financial Incorporated	7.50	12/31/2013	6,855,000	7,376,254
Ally Financial Incorporated	8.30	02/12/2015	8,820,000	9,801,225
American General Finance Corporation	5.40	12/01/2015	2,800,000	2,408,000
American General Finance Corporation	5.75	09/15/2016	2,325,000	1,918,125
American General Finance Corporation	6.50	09/15/2017	550,000	446,875

3

PORTFOLIO OF INVESTMENTS — July 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE INCOME OPPORTUNITIES FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Consumer Finance (continued)

Clearwire Communications Finance Corporation 144A	12.00%	12/01/2015	$5,420,000	$5,110,500
Ford Motor Credit Company LLC	7.00	10/01/2013	500,000	531,889
Ford Motor Credit Company LLC	8.00	12/15/2016	200,000	236,446
General Motors Financial Company	6.75	06/01/2018	2,325,000	2,560,506
Homer City Funding LLC	8.73	10/01/2026	2,817,836	2,712,167
International Lease Finance Corporation	6.38	03/25/2013	865,000	886,625
International Lease Finance Corporation 144A	6.75	09/01/2016	2,200,000	2,414,500
International Lease Finance Corporation 144A	7.13	09/01/2018	300,000	339,375
International Lease Finance Corporation	8.63	09/15/2015	1,700,000	1,916,750
JBS USA Finance Incorporated	11.63	05/01/2014	8,465,000	9,597,194
Level 3 Financing Incorporated	10.00	02/01/2018	4,555,000	4,976,338
Nielsen Finance LLC Company	11.50	05/01/2016	1,170,000	1,316,250
Nielson Finance LLC Company	7.75	10/15/2018	11,270,000	12,678,750
Springleaf Finance Corporation	6.90	12/15/2017	7,050,000	5,745,750
Sprint Capital Corporation	6.88	11/15/2028	16,375,000	14,696,563
Sprint Capital Corporation	8.75	03/15/2032	6,270,000	6,254,325

				100,701,394

Diversified Financial Services : 4.38%

Dolphin Subsidiary II Incorporated 144A	7.25	10/15/2021	4,700,000	5,346,250
Hub International Holdings Incorporated 144A	10.25	06/15/2015	6,650,000	6,683,250
Neuberger Berman Group 144A	5.63	03/15/2020	900,000	942,750
Neuberger Berman Group 144A	5.88	03/15/2022	1,125,000	1,189,688
Nuveen Investments Incorporated	5.50	09/15/2015	5,800,000	5,220,000
Nuveen Investments Incorporated	10.50	11/15/2015	7,795,000	7,911,925
USI Holdings Corporation ±144A	4.34	11/15/2014	1,175,000	1,104,500
USI Holdings Corporation 144A	9.75	05/15/2015	2,055,000	2,075,550

				30,473,913

Real Estate Management & Development : 0.45%
Ashtead Capital Incorporated 144A	6.50	07/15/2022	3,025,000	3,146,000

REITs : 2.50%

Dupont Fabros Technology Incorporated	8.50	12/15/2017	11,580,000	12,766,950
Host Hotels & Resorts Incorporated	9.00	05/15/2017	490,000	540,225
Omega Healthcare Investors Incorporated 144A	5.88	03/15/2024	325,000	347,750
Omega Healthcare Investors Incorporated	6.75	10/15/2022	3,375,000	3,729,375

				17,384,300

Health Care : 5.39%

Health Care Equipment & Supplies : 0.53%

Biomet Incorporated ¥	10.38	10/15/2017	1,215,000	1,300,050
Fresenius Medical Care Incorporated	6.88	07/15/2017	700,000	796,250
Hologic Incorporated 144A	6.25	08/01/2020	1,495,000	1,580,963

				3,677,263

Health Care Providers & Services : 4.17%

Apria Healthcare Group Incorporated	11.25	11/01/2014	1,340,000	1,400,300
Aviv Healthcare Incorporated	7.75	02/15/2019	3,725,000	3,850,719
Centene Corporation	5.75	06/01/2017	1,925,000	2,018,844
Community Health Systems Incorporated	7.13	07/15/2020	1,325,000	1,387,938
Community Health Systems Incorporated	8.88	07/15/2015	765,000	780,300
Emergency Medical Services Corporation	8.13	06/01/2019	800,000	851,000
HCA Incorporated	5.88	03/15/2022	750,000	807,188
HCA Incorporated	6.50	02/15/2020	5,675,000	6,341,813
HCA Incorporated	7.50	11/15/2095	1,350,000	1,100,250
HCA Incorporated	8.50	04/15/2019	375,000	422,578

4

WELLS FARGO ADVANTAGE INCOME OPPORTUNITIES FUND	PORTFOLIO OF INVESTMENTS — July 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Health Care Providers & Services (continued)

Health Management Associates Incorporated	6.13%	04/15/2016	$475,000	$510,031
HealthSouth Corporation	7.25	10/01/2018	750,000	812,813
HealthSouth Corporation	7.75	09/15/2022	750,000	815,625
MPT Operating Partnership LP	6.38	02/15/2022	775,000	802,125
MPT Operating Partnership LP	6.88	05/01/2021	3,175,000	3,373,438
PSS World Medical Incorporated	6.38	03/01/2022	450,000	470,250
Sabra Health Care LP	8.13	11/01/2018	2,850,000	3,063,750
Tenet Healthcare Corporation	10.00	05/01/2018	150,000	174,000

				28,982,962

Pharmaceuticals : 0.69%

Mylan Incorporated 144A	6.00	11/15/2018	1,300,000	1,400,750
Mylan Incorporated 144A	7.63	07/15/2017	1,400,000	1,561,875
Mylan Incorporated 144A	7.88	07/15/2020	1,625,000	1,848,438

				4,811,063

Industrials : 5.67%

Aerospace & Defense : 1.25%

Alliant Techsystems Incorporated	6.75	04/01/2016	4,470,000	4,581,750
GeoEye Incorporated	9.63	10/01/2015	1,140,000	1,262,550
L-3 Communications Holdings Incorporated	6.38	10/15/2015	1,338,000	1,366,433
TransDigm Group Incorporated	7.75	12/15/2018	1,300,000	1,449,500

				8,660,233

Commercial Services & Supplies : 2.78%

Casella Waste Systems Incorporated	11.00	07/15/2014	4,385,000	4,648,100
Corrections Corporation of America	7.75	06/01/2017	2,110,000	2,285,394
Covanta Holding Corporation	6.38	10/01/2022	900,000	966,596
Crown Cork & Seal Company Incorporated (i)	7.50	12/15/2096	1,225,000	1,058,094
Geo Group Incorporated	7.75	10/15/2017	2,955,000	3,184,013
Interface Incorporated	7.63	12/01/2018	300,000	321,000
Iron Mountain Incorporated	8.38	08/15/2021	3,520,000	3,898,400
KAR Holdings Incorporated ±	4.47	05/01/2014	3,013,000	3,001,701

				19,363,298

Machinery : 1.03%

Cleaver-Brooks Incorporated 144A	12.25	05/01/2016	1,440,000	1,537,200
Columbus McKinnon Corporation	7.88	02/01/2019	1,575,000	1,669,500
CPM Holdings Incorporated	10.63	09/01/2014	3,025,000	3,206,500
Titan International Incorporated	7.88	10/01/2017	700,000	724,500

				7,137,700

Professional Services : 0.52%

Affinia Group Incorporated 144A	10.75	08/15/2016	184,000	199,410
Interactive Data Corporation	10.25	08/01/2018	3,005,000	3,403,163

				3,602,573

Transportation Infrastructure : 0.09%

Overseas Shipholding Group	7.50	02/15/2024	1,250,000	625,000

Information Technology : 9.20%

Communications Equipment : 0.96%

Allbritton Communications Company	8.00	05/15/2018	3,274,000	3,478,625
Lucent Technologies Incorporated	6.45	03/15/2029	3,100,000	1,767,000

5

PORTFOLIO OF INVESTMENTS — July 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE INCOME OPPORTUNITIES FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Communications Equipment (continued)

Seagate Technology Holdings	6.80%	10/01/2016	$1,275,000	$1,418,438

				6,664,063

Computers & Peripherals : 0.50%

Seagate HDD Cayman	6.88	05/01/2020	650,000	701,188
Seagate HDD Cayman	7.75	12/15/2018	2,500,000	2,768,750

				3,469,938

Electronic Equipment, Instruments & Components : 2.78%

CDW Financial Corporation	12.54	10/12/2017	2,900,000	3,110,250
Jabil Circuit Incorporated	8.25	03/15/2018	13,532,000	16,238,400

				19,348,650

Internet Software & Services : 0.36%

Equinix Incorporated	7.00	07/15/2021	125,000	139,063
Equinix Incorporated	8.13	03/01/2018	2,125,000	2,353,438

				2,492,501

IT Services : 4.60%

Audatex North America Incorporated 144A	6.75	06/15/2018	1,375,000	1,467,813
Fidelity National Information Services Incorporated 144A	5.00	03/15/2022	500,000	527,500
Fidelity National Information Services Incorporated	7.63	07/15/2017	550,000	607,750
Fidelity National Information Services Incorporated 144A	7.63	07/15/2017	325,000	357,500
Fidelity National Information Services Incorporated	7.88	07/15/2020	2,450,000	2,762,375
First Data Corporation 144A	7.38	06/15/2019	1,325,000	1,382,969
First Data Corporation	11.25	03/31/2016	10,125,000	9,644,063
SunGard Data Systems Incorporated	7.38	11/15/2018	3,750,000	3,984,375
SunGard Data Systems Incorporated	7.63	11/15/2020	550,000	590,563
SunGard Data Systems Incorporated	10.25	08/15/2015	7,664,750	7,846,788
TW Telecommunications Holdings Incorporated	8.00	03/01/2018	1,272,000	1,421,460
Unisys Corporation	12.50	01/15/2016	185,000	197,025
Unisys Corporation 144A	12.75	10/15/2014	1,068,000	1,153,440

				31,943,621

Materials : 1.91%

Chemicals : 0.60%

Huntsman International LLC	5.50	06/30/2016	2,855,000	2,862,138
Solutia Incorporated	7.88	03/15/2020	989,000	1,169,493
Solutia Incorporated	8.75	11/01/2017	100,000	113,250

				4,144,881

Containers & Packaging : 0.61%

Ball Corporation	5.00	03/15/2022	475,000	502,313
Ball Corporation	6.75	09/15/2020	375,000	415,313
Crown Americas LLC	7.63	05/15/2017	950,000	1,030,750
Owens Brockway Glass Container Incorporated	7.38	05/15/2016	740,000	834,350
Silgan Holdings Incorporated 144A	5.00	04/01/2020	1,450,000	1,497,125

				4,279,851

Metals & Mining : 0.00%
Indalex Holdings Corporation (s)(i)(a)	11.50	02/01/2014	5,985,000	1

Paper & Forest Products : 0.70%

Clearwater Paper Corporation	10.63	06/15/2016	1,175,000	1,310,125

6

WELLS FARGO ADVANTAGE INCOME OPPORTUNITIES FUND	PORTFOLIO OF INVESTMENTS — July 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Paper & Forest Products (continued)

Georgia-Pacific Corporation	8.88%	05/15/2031	$2,430,000	$3,566,671

				4,876,796

Telecommunication Services : 11.07%

Diversified Telecommunication Services : 7.18%

Avaya Incorporated	9.75	11/01/2015	1,150,000	897,000
Citizens Communications Company	7.88	01/15/2027	4,205,000	3,773,988
FairPoint Communications Incorporated 144A	10.88	04/01/2017	2,550,000	2,836,875
Frontier Communications Corporation	8.13	10/01/2018	1,980,000	2,158,200
Frontier Communications Corporation	8.25	04/15/2017	2,380,000	2,606,100
Frontier Communications Corporation	8.50	04/15/2020	1,000,000	1,082,500
GCI Incorporated	6.75	06/01/2021	1,075,000	1,042,750
GCI Incorporated	8.63	11/15/2019	8,675,000	9,217,188
Intelsat Jackson Holdings Company	7.25	10/15/2020	1,700,000	1,814,750
Intelsat Jackson Holdings Company 144A	7.25	10/15/2020	1,525,000	1,620,313
Qwest Corporation	7.63	08/03/2021	440,000	470,981
SBA Telecommunications Incorporated 144A	5.75	07/15/2020	250,000	263,125
SBA Telecommunications Incorporated	8.00	08/15/2016	709,000	754,376
SBA Telecommunications Incorporated	8.25	08/15/2019	543,000	604,088
Syniverse Holdings Incorporated	9.13	01/15/2019	7,875,000	8,603,438
Telesat Canada Incorporated 144A	6.00	05/15/2017	1,225,000	1,267,875
U.S. West Communications Incorporated	7.13	11/15/2043	1,810,000	1,814,525
U.S. West Communications Incorporated	7.25	09/15/2025	2,755,000	3,165,906
Windstream Corporation	7.88	11/01/2017	5,380,000	5,911,275

				49,905,253

Wireless Telecommunication Services : 3.89%

CC Holdings LLC 144A	7.75	05/01/2017	650,000	704,438
Cricket Communications Incorporated	7.75	05/15/2016	3,355,000	3,556,300
Cricket Communications Incorporated	7.75	10/15/2020	3,200,000	3,056,000
Crown Castle International Corporation	7.13	11/01/2019	165,000	181,088
Crown Castle International Corporation	9.00	01/15/2015	650,000	708,906
Intelsat Limited	11.25	06/15/2016	4,265,000	4,488,913
iPCS Incorporated ¥	3.72	05/01/2014	2,607,559	2,561,927
MetroPCS Communications Incorporated	6.63	11/15/2020	4,975,000	5,024,750
MetroPCS Communications Incorporated	7.88	09/01/2018	1,050,000	1,113,000
Sprint Nextel Corporation 144A	9.00	11/15/2018	750,000	875,625
Sprint Nextel Corporation 144A	11.50	11/15/2021	1,200,000	1,440,000
Sprint Nextel Corporation Series F	5.95	03/15/2014	3,315,000	3,323,288

				27,034,235

Utilities : 6.91%

Electric Utilities : 2.65%

Energy Future Holdings Corporation	10.00	12/01/2020	150,000	165,188
IPALCO Enterprises Incorporated	5.00	05/01/2018	1,750,000	1,802,500
IPALCO Enterprises Incorporated 144A	7.25	04/01/2016	3,528,000	3,933,720
Mirant Mid-Atlantic LLC Series C	10.06	12/30/2028	7,560,525	8,203,169
Otter Tail Corporation	9.00	12/15/2016	3,985,000	4,323,725

				18,428,302

Gas Utilities : 0.28%

AmeriGas Finance LLC	6.75	05/20/2020	900,000	951,750
AmeriGas Finance LLC	7.00	05/20/2022	925,000	982,813

				1,934,563

Independent Power Producers & Energy Traders : 3.98%

Calpine Construction Finance Corporation 144A	8.00	06/01/2016	2,700,000	2,926,125

7

PORTFOLIO OF INVESTMENTS — July 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE INCOME OPPORTUNITIES FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Independent Power Producers & Energy Traders (continued)

Calpine Corporation 144A	7.25%	10/15/2017	$9,694,000	$10,493,755
NRG Energy Incorporated	7.38	01/15/2017	6,050,000	6,276,875
NRG Energy Incorporated	8.50	06/15/2019	3,675,000	3,932,250
RRI Energy Incorporated	7.63	06/15/2014	1,020,000	1,086,300
RRI Energy Incorporated	9.24	07/02/2017	2,021,662	2,112,637
RRI Energy Incorporated	9.68	07/02/2026	780,000	819,000

				27,646,942

Total Corporate Bonds and Notes (Cost $737,395,756)				774,429,566

	Dividend Yield		Shares
Preferred Stocks : 0.19%

Financials : 0.19%

Consumer Finance : 0.19%
GMAC Capital Trust ±	8.13		53,000	1,292,140

Total Preferred Stocks (Cost $1,325,000)				1,292,140

	Interest Rate		Principal
Term Loans : 12.02%
Advantage Sales & Marketing Incorporated	9.25	06/18/2018	900,000	895,500
Capital Automotive LP	5.25	03/10/2017	6,963,608	6,951,979
CCM Merger Incorporated	6.00	03/01/2017	6,296,169	6,222,692
Coinmach Corporation	3.25	11/20/2014	6,555,327	6,284,919
Energy Transfer Equity LP	3.75	03/21/2017	3,250,000	3,198,553
Fairpoint Communications Incorporated	6.50	01/22/2016	5,366,061	4,833,909
Federal Mogul Corporation	2.18	12/29/2014	2,576,222	2,446,200
Federal Mogul Corporation	2.19	12/28/2015	1,707,201	1,621,039
First Data Corporation B1	3.00	09/24/2014	2,867,975	2,783,141
First Data Corporation B2	3.00	09/24/2014	5,354,373	5,195,990
First Data Corporation B3	3.00	09/24/2014	1,485,523	1,441,581
Focus Brands Incorporated	10.25	08/22/2018	2,900,000	2,918,125
Gray Television Incorporated	3.75	12/31/2014	1,791,186	1,776,068
HHI Holdings Limited	7.00	03/21/2017	2,221,886	2,221,886
Level 3 Financing Incorporated	2.65	03/13/2014	1,300,000	1,294,800
Merisant Company (i)	7.50	01/08/2014	1,355,162	1,341,611
Newsday LLC	10.50	08/01/2013	5,920,000	5,999,565
Panolam Industries International (i)	8.25	12/31/2013	416,315	407,989
Springleaf Finance Corporation	5.50	05/05/2017	1,350,000	1,288,683
Texas Competitive Electric Holdings Company LLC	4.75	10/10/2014	29,862,911	20,782,794
Texas Competitive Electric Holdings Company LLC	3.75	10/10/2017	675,000	428,551
United Surgical Partners International	6.00	03/19/2019	2,244,375	2,249,986
WASH Multifamily Laundry Systems LLC	7.00	08/28/2014	984,655	974,808

Total Term Loans (Cost $88,426,989)				83,560,369

Yankee Corporate Bonds and Notes : 4.02%

Consumer Discretionary : 0.73%

Media : 0.73%

Intelsat Limited ¥	11.50	02/04/2017	2,650,000	2,756,000
Videotron Limited	5.00	07/15/2022	500,000	522,500
Videotron Limited	6.38	12/15/2015	100,000	102,250
Videotron Limited	9.13	04/15/2018	1,525,000	1,666,063

				5,046,813

8

WELLS FARGO ADVANTAGE INCOME OPPORTUNITIES FUND	PORTFOLIO OF INVESTMENTS — July 31, 2012 (UNAUDITED)

Security Name		Interest Rate	Maturity Date	Principal	Value
Energy : 0.58%

Oil, Gas & Consumable Fuels : 0.58%
Griffin Coal Mining Company Limited 144A(s)		9.50%	12/01/2016	$4,769,384	$4,048,015

Financials : 0.00%

Diversified Financial Services : 0.00%
Preferred Term Securities XII Limited ±(s)(i)		1.97	12/24/2033	1,540,000	462

Information Technology : 0.11%

Computers & Peripherals : 0.11%
Seagate HDD Cayman Company		7.00	11/01/2021	725,000	787,531

Materials : 1.01%

Metals & Mining : 0.65%

Novelis Incorporated		7.25	02/15/2015	630,000	630,000
Novelis Incorporated		8.38	12/15/2017	1,100,000	1,204,500
Novelis Incorporated		8.75	12/15/2020	2,425,000	2,691,750

					4,526,250

Paper & Forest Products : 0.36%

PE Paper Escrow GmbH 144A		12.00	08/01/2014	715,000	759,402
Sappi Limited 144A		7.50	06/15/2032	2,155,000	1,756,325

					2,515,727

Telecommunication Services : 1.59%

Wireless Telecommunication Services : 1.59%

Digicel Group Limited 144A		12.00	04/01/2014	870,000	967,875
Intelsat Jackson Holdings		7.25	04/01/2019	5,475,000	5,851,406
Intelsat Jackson Holdings		7.50	04/01/2021	2,214,000	2,368,980
Wind Acquisition Finance SA 144A		11.75	07/15/2017	2,205,000	1,830,123

					11,018,384

Total Yankee Corporate Bonds and Notes (Cost $26,831,901)					27,943,182

Short-Term Investments : 3.94%

		Yield		Shares
Investment Companies : 3.94%

Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.16		27,409,174	27,409,174

Total Short-Term Investments (Cost $27,409,174)					27,409,174

Total Investments in Securities (Cost $884,498,585)*	131.71%				915,464,059

Other Assets and Liabilities, Net	(31.71)				(220,381,354)

Total Net Assets	100.00%				$695,082,705

±	Variable rate investment
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
†	Non-income earning security
¥	A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

9

PORTFOLIO OF INVESTMENTS — July 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE INCOME OPPORTUNITIES FUND

(s)	Security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on this security.
(i)	Illiquid security
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $894,130,445 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$41,185,778
Gross unrealized depreciation	(19,852,164)

Net unrealized appreciation	$21,333,614

10

WELLS FARGO ADVANTAGE INCOME OPPORTUNITIES FUND

NOTES TO PORTFOLIO OF INVESTMENTS – JULY 31, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Income Opportunities Fund (the “Fund”).

Securities valuation

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Valuation Procedures.

Fixed income securities with original maturities exceeding 60 days are valued based on evaluated prices received from an independent pricing service approved by the Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Fund’s Valuation Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Term loans

The Fund may invest in term loans. The loans are marked-to-market daily and the Fund begins earning interest when the loans are funded. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. The Fund assumes the credit risk of the borrower and there could be potential loss to the Fund in the event of default by the borrower.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of July 31, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$821,032	$0	$8,596	$829,628
Preferred stocks	1,292,140	0	0	1,292,140
Corporate bonds and notes	0	774,429,566	0	774,429,566
Term loans	0	75,762,383	7,797,986	83,560,369
Yankee corporate bonds and notes	0	27,943,182	0	27,943,182
Short-term investments
Investment companies	27,409,174	0	0	27,409,174
	$29,522,346	$878,135,131	$7,806,582	$915,464,059

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended July 31, 2012, the Fund did not have any transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common stocks	Term Loans	Total
Balance as of April 30, 2012	$9,671	$5,611,506	$5,621,177
Accrued discounts (premiums)	0	4,080	4,080
Realized gains (losses)	0	285	285
Change in unrealized gains (losses)	(1,075)	(56,036)	(57,111)
Purchases	0	0	0
Sales	0	(11,835)	(11,835)
Transfers into Level 3	0	2,249,986	2,249,986
Transfers out of Level 3	0	0	0
Balance as of July 31, 2012	$8,596	$7,797,986	$7,806,582

Change in unrealized gains (losses) relating to securities still held at July 31, 2012	($1,075)	($52,529)	($53,604)

The investments types categorized above were valued using indicative broker quotes and are therefore considered Level 3 inputs.

The following is a list of common abbreviations for terms and entities which may have appeared in the portfolio of investments.

ACB — Agricultural Credit Bank

ADR — American Depository Receipt

ADS — American Depository Shares

AGC-ICC — Assured Guaranty Corporation - Insured Custody Certificates

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax

AUD — Australian Dollar

BAN — Bond Anticipation Notes

BHAC — Berkshire Hathaway Assurance Corporation

BRL — Brazil Real

CAB — Capital Appreciation Bond

CAD — Canadian Dollar

CCAB — Convertible Capital Appreciation Bond

CDA — Community Development Authority

CDO — Collateralized Debt Obligation

CHF — Swiss Franc

COP — Certificate of Participation

CR — Custody Receipts

DKK — Danish Krone

DRIVER — Derivative Inverse Tax-Exempt Receipts

DW&P — Department of Water & Power

DWR — Department of Water Resources

ECFA — Educational & Cultural Facilities Authority

EDA — Economic Development Authority

EDFA — Economic Development Finance Authority

ETF — Exchange-Traded Fund

EUR — Euro

FFCB — Federal Farm Credit Bank

FGIC — Financial Guaranty Insurance Corporation

FGLMC — Federal Government Loan Mortgage Company

FHA — Federal Housing Authority

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — The Financing Corporation

FNMA — Federal National Mortgage Association

FSA — Farm Service Agency

GBP — Great British Pound

GDR — Global Depository Receipt

GNMA — Government National Mortgage Association

GO — General Obligation

HCFR — Healthcare Facilities Revenue

HEFA — Health & Educational Facilities Authority

HEFAR — Higher Education Facilities Authority Revenue

HFA — Housing Finance Authority

HFFA — Health Facilities Financing Authority

HKD — Hong Kong Dollar

HUF — Hungarian Forint

IBC — Insured Bond Certificate

IDA — Industrial Development Authority

IDAG — Industrial Development Agency

IDR — Industrial Development Revenue

IEP — Irish Pound

JPY — Japanese Yen

KRW — Republic of Korea Won

LIBOR — London Interbank Offered Rate

LIQ — Liquidity Agreement

LLC — Limited Liability Company

LLP — Limited Liability Partnership

LOC — Letter of Credit

LP — Limited Partnership

MBIA — Municipal Bond Insurance Association

MFHR — Multi-Family Housing Revenue

MSTR — Municipal Securities Trust Receipts

MTN — Medium Term Note

MUD — Municipal Utility District

MXN — Mexican Peso

MYR — Malaysian Ringgit

NATL-RE — National Public Finance Guarantee Corporation

NOK — Norwegian Krone

NZD — New Zealand Dollar

PCFA — Pollution Control Finance Authority

PCR — Pollution Control Revenue

PFA — Public Finance Authority

PFFA — Public Facilities Financing Authority

PFOTER — Puttable Floating Option Tax-Exempt Receipts

plc — Public Limited Company

PLN — Polish Zloty

PUTTER — Puttable Tax-Exempt Receipts

R&D — Research & Development

RDA — Redevelopment Authority

RDFA — Redevelopment Finance Authority

REIT — Real Estate Investment Trust

ROC — Reset Option Certificates

SAVRS — Select Auction Variable Rate Securities

SBA — Small Business Authority

SEK — Swedish Krona

SFHR — Single Family Housing Revenue

SFMR — Single Family Mortgage Revenue

SGD — Singapore Dollar

SKK — Slovakian Koruna

SPA — Standby Purchase Agreement

SPDR — Standard & Poor’s Depositary Receipts

STRIPS — Separate Trading of Registered Interest and Principal Securities

TAN — Tax Anticipation Notes

TBA — To Be Announced

TIPS — Treasury Inflation-Protected Securities

TRAN — Tax Revenue Anticipation Notes

TCR — Transferable Custody Receipts

TRY — Turkish Lira

TTFA — Transportation Trust Fund Authority

TVA — Tennessee Valley Authority

XLCA — XL Capital Assurance

ZAR — South African Rand

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Advantage Income Opportunities Fund (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Advantage Income Opportunities Fund

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	September 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Wells Fargo Advantage Income Opportunities Fund

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	September 24, 2012

By:	/s/ Nancy Wiser

Nancy Wiser
Treasurer

Date:	September 24, 2012